Other income (Tables)	12 Months Ended
Dec. 31, 2022
Other income.
Schedule of other income

	2022	2021	2020
	$’000	$'000	$'000

Insurance claims	2,092	6,861	14,987
Other income	2,584	11,648	1,425
	4,676	18,509	16,412